Income Taxes - Schedule of Reconciliations of the U.S. Federal Statutory Tax Rate to the Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax provision at U.S. Federal statutory rates	34.00%	34.00%
State income taxes net of federal benefit	8.00%	8.00%
Non-deductible permanent items	(2.00%)	(1.00%)
Stock options	0.00%	0.00%
Other	0.00%	0.00%
Change in valuation allowance	(40.00%)	(41.00%)
Effective income tax rate	0.00%	0.00%